United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                       of Registered Management Investment Companies




                                    811-7115

                      (Investment Company Act File Number)


                       Federated Total Return Series, Inc.
              ---------------------------------------------------------------

                    (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 9/30/06


                Date of Reporting Period: Quarter ended 12/31/05







Item 1.     Schedule of Investments

FEDERATED MORTGAGE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

      Principal
       Amount                                                                              Value

                        MORTGAGE BACKED SECURITIES--91.3%
                     Federal Home Loan Mortgage Corporation--42.7%
  $  13,367,780      4.500%, 1/1/2019 - 6/1/2019                                  $      13,035,742
     40,827,145      5.000%, 8/1/2018 - 1/1/2036                                         39,925,213
     54,138,072  (1) 5.500%, 1/1/2021 - 12/1/2035                                        53,757,668
     24,720,756  (1) 6.000%, 7/1/2034 - 1/1/2036                                         24,955,395
      2,392,426      7.000%, 6/1/2028 - 10/1/2032                                        2,490,336
      1,140,574      7.500%, 1/1/2027 - 2/1/2031                                         1,200,733
       83,283        8.000%, 3/1/2031                                                      89,360
                         TOTAL                                                          135,454,447
                     Federal National Mortgage Association--46.8%
     12,455,717      4.500%, 11/1/2018 - 3/1/2020                                        12,143,176
     37,803,484      5.000%, 6/1/2018 - 11/1/2034                                        37,013,260
     53,891,266      5.500%, 2/1/2018 - 12/1/2035                                        53,607,917
     23,720,814      6.000%, 2/1/2019 - 8/1/2035                                         24,041,786
     16,029,214  (1) 6.500%, 2/1/2014 - 1/1/2036                                         16,467,396
      4,738,610      7.000%, 6/1/2016 - 10/1/2035                                        4,937,157
       45,422        7.500%, 4/1/2015                                                      47,805
       46,816        8.000%, 12/1/2026                                                     50,496
                         TOTAL                                                          148,308,993
                     Government National Mortgage Association--1.8%
      4,918,529      5.000%, 5/15/2034 - 6/15/2034                                       4,864,348
       270,195       7.000%, 9/15/2028 - 11/15/2031                                       284,326
       596,317       8.000%, 10/15/2030 - 11/15/2030                                      640,062
                         TOTAL                                                           5,788,736
                         TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
                     $291,435,000)                                                      289,552,176

                     COLLATERALIZED MORTGAGE OBLIGATIONS--5.7%
                     Federal Home Loan Mortgage Corporation--0.1%
      8,074,750      4.500%, 8/15/2011, REMIC 2706 IO                                     269,316
                     Federal National Mortgage Association--0.0%
       233,615       6.500%, 3/1/2032, REMIC 321 2                                         53,235
                     Non-Agency Mortgage--5.6%
      2,299,937      CHASE Mortgage Finance Corp. 2003-S11, Class 1A1,
                     5.000%, 10/25/2033                                                  2,206,120
      2,723,282      CHASE Mortgage Finance Corp. 2003-S14, Class 1A1,
                     5.000%, 1/25/2034                                                   2,612,180
      1,197,929      CHASE Mortgage Finance Corp. 2003-S15, Class 1A3,
                     6.000%, 1/25/2034                                                   1,196,978
      3,288,420      First Horizon Mortgage Pass-Through Trust 2004-AR6,
                     Class 4A1, 5.592%, 11/25/2034                                       3,276,225
        1,364    (2) Lehman Structured Securities Corp. 2001-GE3, Class A,
                     0.000%, 5/28/2018                                                      955
       113,173   (2) Lehman Structured Securities Corp. 2002-GE1, Class A,
                     0.000%, 7/26/2024                                                     94,676
      2,327,555      Master Asset Securitization Trust 2003-8, Class 1A1,
                     5.500%, 9/25/2033                                                   2,282,582
       502,723   (2) Salomon Brothers Mortgage Sec. VII 1999-4, Class IO,
                     2.360%, 12/25/2027                                                    17,440
        7,379        Structured Asset Securities Corp. 2001-8A, Class 1A1,
                     8.000%, 5/25/2031                                                     7,378
      2,201,881      Wells Fargo Mortgage Backed Securities Trust 2003-18,
                     Class A1, 5.500%, 12/25/2033                                        2,159,336
      2,037,119      Wells Fargo Mortgage Backed Securities Trust 2003-6,
                     Class 1A1, 5.000%, 6/25/2018                                        2,004,660
      1,900,682      Wells Fargo Mortgage Backed Securities Trust 2004-DD,
                     Class 1A1, 4.630%, 1/25/2035                                        1,869,362
                         TOTAL                                                           17,727,892
                         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                     ------------------------------------------------------
                         (IDENTIFIED COST $19,002,670)                                   18,050,443

                         ADJUSTABLE RATE MORTGAGES--2.0%
                     Federal National Mortgage Association--2.0%
      3,067,183      4.431%, 5/1/2034, ARM                                               2,997,430
      3,220,290      4.996%, 7/1/2035, ARM                                               3,188,382
                         TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST
                     $6,306,043)                                                         6,185,812

                          ASSET-BACKED SECURITIES--0.0%
                     Home Equity Loan--0.0%
       52,004        Mellon Bank Home Equity Installment Loan 1999-1,
                     Class B, 6.950%, 3/25/2015
                     ------------------------------------------------------
                     (IDENTIFIED COST $51,925)                                             51,636

                          REPURCHASE AGREEMENTS--10.9%
     27,450,000 (3,4) Interest in $165,700,000 joint repurchase agreement
                     4.28%, dated 12/13/2005 under which Morgan Stanley &
                     Co., Inc., will repurchase U.S. Government Agency
                     securities with various maturities  to 1/1/2036 for
                     $166,290,997 on 1/12/2006.  The market value of the
                     underlying securities at the end of the period was
                     $170,205,272.                                                       27,450,000
      2,000,000 (3,4) Interest in $12,000,000 joint repurchase agreement
                     4.25%, dated 12/15/2005 under which UBS Securities
                     LLC, will repurchase a U.S. Government Agency
                     security with a maturity of 3/15/2032 for $12,048,167
                     on 1/18/2006.  The market value of the underlying
                     security at the end of the period was
                     $12,384,991.                                                        2,000,000
      5,243,000      Interest in $2,200,000,000 joint repurchase agreement
                     4.33%, dated 12/30/2005 under which UBS Securities LLC,
                     will repurchase U.S. Government Agency securities with
                     various maturities to 11/25/2035 for $2,201,058,444 on
                     1/3/2006. The market value of the underlying securities at the end of the period was
                     $2,266,002,803. 5,243,000 TOTAL REPURCHASE AGREEMENTS
                     ------------------------------------------------------
                         (AT AMORTIZED COST)                                             34,693,000
                           TOTAL INVESTMENTS - 109.9%
                     ------------------------------------------------------
                         (IDENTIFIED COST $351,488,638)(5)                              348,533,067
                         OTHER ASSETS AND LIABILITIES - NET - (9.9)%                    (31,430,302)
                         TOTAL NET ASSETS - 100%                                  $     317,102,765

=============================================================================
     1 All or a portion of these securities may be subject to dollar roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended December 31, 2005, was as follows:
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Maximum amount outstanding during the period                $29,753,860
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average amount outstanding during the                       $10,920,043
       period(1)
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average shares outstanding during the period                 32,587,781
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average debt per share outstanding during                         $0.34
       the period
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended December 31, 2005.
     2 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, these securities amounted to $113,071 which represents 0.03% of total net assets.
     3 Security held as collateral for dollar roll transactions.
     4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
     5 The cost of investments for federal tax purposes amounts to $351,488,638.
       The net unrealized depreciation of investments for federal tax purposes was $2,955,571. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $946,086 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,901,657.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.



Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purhase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2005, is as follows:

       Security                                      Acquisition   Acquisition
                                                     Date          Cost
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Lehman Structured Securities Corp. 2001-GE3,  8/15/2001     $8,590
       Class A, 0.000%, 5/28/2018
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Lehman Structured Securities Corp. 2002-GE1,  1/29/2002     $167,443
       Class A, 0.000%, 7/26/2024
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Salomon Brothers Mortgage Sec. VII 1999-4,    6/11/1999     $308,720
       Class IO, 2.360%, 12/25/2027
       ------------------------------------------------------------------------


The following acronyms are used throughout this portfolio:

ARM         --Adjustable Rate Mortgage
IO          --Interest Only
REMIC       --Real Estate Mortgage Investment Conduit



FEDERATED ULTRASHORT BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

      Principal
       Amount                                                                                    Value

                         ADJUSTABLE RATE MORTGAGES--5.2%
                        Federal National Mortgage Association--5.2%
 $   15,321,800         FNMA ARM 544848, 4.701%, 4/01/2030                             $       15,366,601
      7,147,299         FNMA ARM 544872, 4.790%, 7/01/2034                                     7,249,213
      2,845,526         FNMA ARM 556379, 4.726%, 5/01/2040                                     2,861,553
      8,476,701         FNMA ARM 618128, 4.222%, 8/01/2033                                     8,489,212
       426,856          FNMA ARM 638822, 5.650%, 6/01/2032                                      435,359
                             TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED
                        COST $34,710,086)                                                      34,401,938

                         ASSET-BACKED SECURITIES--41.4%
                             Auto Receivables--17.2%
      1,966,720         Americredit Automobile Receivables Trust 2004-1,
                        Class A3, 3.22%, 7/6/2008                                              1,958,515
      6,000,000         Americredit Automobile ReceivablesTrust 2005-AX,
                        Class A3, 3.63%, 1/6/2010                                              5,899,200
      5,000,000         Americredit Automobile Receivables Trust 2005-CF,
                        Class A3, 4.52%, 5/6/2010                                              4,968,650
      1,471,772         BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%,
                        3/25/2008                                                              1,459,247
      3,500,000         BMW Vehicle Owner Trust 2005-A, Class B, 4.42%,
                        4/25/2011                                                              3,466,960
      3,168,433         Capital Auto Receivables Asset Trust 2004-1, Class
                        A3, 2.00%, 11/15/2007                                                  3,130,521
       475,222          Capital One Auto Finance Trust 2003-A, Class A3A,
                        1.83%, 10/15/2007                                                       475,103
      5,000,000         Capital One Auto Finance Trust 2004-B, Class A3,
                        2.96%, 4/15/2009                                                       4,939,900
      1,169,501         Chase Manhattan Auto Owner Trust 2003-B, Class A3,
                        1.82%, 7/16/2007                                                       1,165,922
       501,623          Harley-Davidson Motorcycle Trust 2001-2, Class B,
                        4.51%, 6/15/2009                                                        501,498
       596,291          Harley-Davidson Motorcycle Trust 2001-3, Class B,
                        4.07%, 10/15/2009                                                       592,839
       766,670          Harley-Davidson Motorcycle Trust 2003-1, Class A2,
                        2.63%, 11/15/2010                                                       751,152
      1,070,956         Harley-Davidson Motorcycle Trust 2004-1, Class B,
                        2.00%, 11/15/2011                                                      1,031,716
      3,057,743         Harley-Davidson Motorcycle Trust 2004-3, Class B,
                        2.86%, 7/15/2012                                                       2,975,581
      2,620,502         Honda Auto Receivables Owner Trust 2003-1, Class A4,
                        2.48%, 7/18/2008                                                       2,585,151
      8,000,000         Household Automotive Trust 2004-1, Class A3, 3.30%,
                        5/18/2009                                                              7,930,240
      5,000,000         Household Automotive Trust 2005-1, Class A3, 4.15%,
                        8/18/2009                                                              4,952,000
       613,891    (1,2) Hyundai Auto Receivables Trust 2002-A, Class A3,
                        2.80%, 2/15/2007                                                        613,766
      1,500,000         Hyundai Auto Receivables Trust 2005-A, Class C,
                        4.22%, 2/15/2012                                                       1,475,820
      1,431,074         Long Beach Auto Receivables Trust 2004-A, Class A1,
                        1.70%, 9/15/2008                                                       1,424,176
      8,000,000         Long Beach Auto Receivables Trust 2004-C, Class A3,
                        3.40%, 9/15/2009                                                       7,917,360
       344,710          Morgan Stanley Auto Loan Trust 2003-HB1, Class A1,
                        1.46%, 7/15/2007                                                        344,149
       503,404          Navistar Financial Corp. Owner Trust 2002-A, Class
                        B, 4.95%, 4/15/2009                                                     501,888
      6,502,978         Navistar Financial Corp. Owner Trust 2004-A, Class
                        A3, 2.01%, 8/15/2008                                                   6,430,470
       841,370          Navistar Financial Corp. Owner Trust 2004-B, Class
                        B, 3.39%, 10/15/2012                                                    824,374
      6,000,000         Nissan Auto Lease Trust 2004-A, Class A3, 2.88%,
                        8/15/2007                                                              5,948,767
      1,000,000         Nissan Auto Lease Trust 2005-A, Class A3, 4.70%,
                        10/15/2008                                                              998,781
      3,500,000         Nissan Auto Receivable Owner Trust 2003-C, Class A5,
                        3.21%, 3/16/2009                                                       3,419,045
       898,814          Onyx Acceptance Auto Owner Trust 2004-C, Class A2,
                        2.39%, 9/15/2007                                                        898,221
      5,500,000         Onyx Acceptance Auto Owner Trust 2005-B, Class A3,
                        4.18%, 3/15/2010                                                       5,446,705
       835,334          Toyota Auto Receivables Owner Trust 2003-A, Class A,
                        4.39%, 3/15/2007                                                        835,769
      3,615,716         WFS Financial Owner Trust 2002-3, Class A4, 3.50%,
                        2/20/2010                                                              3,597,673
     10,290,000         WFS Financial Owner Trust 2003-2, Class A4, 2.41%,
                        12/20/2010                                                             10,063,414
      6,000,000         WFS Financial Owner Trust 2005-2, Class A3, 4.16%,
                        12/17/2009                                                             5,959,740
       865,695          Whole Auto Loan Trust 2003-1, Class A3B, 1.99%,
                        5/15/2007                                                               861,395
      8,000,000         Volkswagen Auto Lease Trust 2004-A, Class A4A,
                        3.11%, 8/20/2010                                                       7,850,740
                             TOTAL                                                            114,196,448
                        Credit Card--10.9%
      8,000,000         American Express Credit Account Master Trust 2004-5,
                        Class A, 1.87%, 4/15/2012                                              8,021,200
      5,000,000         Bank One Issuance Trust 2004-A2, Class A2, 4.39938%,
                        10/15/2009                                                             5,007,650
      7,000,000         Capital One Multi Asset Execution Trust 2003-A6,
                        Class A6, 2.95%, 8/17/2009                                             6,910,400
      4,000,000         Citibank Credit Card Issuance Trust 2002-C1, Class
                        C1, 5.28063%, 2/9/2009                                                 4,022,960
     15,000,000         Citibank Credit Card Issuance Trust 2003-A2, Class
                        A2, 2.70%, 1/15/2010                                                   15,001,050
     10,000,000         Citibank Credit Card Issuance Trust 2004-A7, Class
                        A7, 2.4288%, 11/25/2013                                                10,021,324
     10,000,000         Citibank Credit Card Issuance Trust 2004-B2, Class
                        B2, 4.65125%, 10/7/2013                                                10,083,400
      4,000,000         MBNA Credit Card Master Note Trust 2001-C3, Class
                        C3, 6.55%, 12/15/2008                                                  4,031,200
      2,500,000         MBNA Master Credit Card Trust 2000-D, Class B,
                        4.79938%, 9/15/2009                                                    2,511,225
      6,000,000         National City Credit Card Master Trust 2005-1, Class
                        A, 4.69%, 8/15/2012                                                    6,025,740
      1,000,000         National City Credit Card Master Trust 2005-1, Class
                        B, 4.56%, 8/15/2012                                                    1,003,940
                              TOTAL                                                            72,640,089
                              Equipment Lease--3.3%
      5,655,592         CIT Equipment Collateral 2004-VT1, Class A3, 2.20%,
                        3/20/2008                                                              5,577,760
     10,000,000         CNH Equipment Trust 2004-A, Class A3B, 2.95%,
                        10/15/2008                                                             9,862,500
      2,500,000         CNH Equipment Trust 2005-A, Class A3, 4.02%,
                        4/15/2009                                                              2,474,227
      2,547,316   (1,2) Great America Leasing Receivables 2004-1, Class B,
                        3.47%, 3/20/2010                                                       2,483,634
      1,592,073   (1,2) Great America Leasing Receivables 2004-1, Class C,
                        3.71%, 7/20/2011                                                       1,557,000
                             TOTAL                                                             21,955,121
                             Home Equity Loan--7.0%
      5,000,000         Ameriquest Mortgage Securities, Inc. 2004-IA1, Class
                        A3, 5.03%, 9/25/2034                                                   5,021,875
      2,500,000         Asset Backed Funding Certificate 2005-OPT1, Class
                        A2C, 4.73875%, 7/25/2035                                               2,502,735
       260,655     (1)  Bayview Financial Acquisition Trust 1998-1, Class
                        M-II-1, 5.12875%, 5/25/2029                                             253,130
       375,761     (1)  Bayview Financial Acquisition Trust 1998-1, Class
                        MI1, 7.52%, 5/25/2029                                                   378,639
       403,848          Chase Funding Mortgage Loan Asset-Backed
                        Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020                       402,144
      1,623,745         Countrywide Asset Backed Certificates 2004-4, Class
                        A, 3.02%, 8/25/2034                                                    1,629,590
      2,646,149         Fifth Third Home Equity Loan Trust 2003-1, Class A,
                        4.62%, 9/20/2023                                                       2,649,414
      1,184,769         First Franklin Mortgage Loan Asset Backed
                        Certificates 2003-FF5, Class A3, 4.72875%, 3/25/2034                   1,186,250
       381,139          First Franklin Mortgage Loan Asset Backed
                        Certificates 2004-FF1, Class A2, 4.61875%, 11/25/2034                   381,258
      4,000,000         First Franklin Mortgage Loan Asset Backed
                        Certificates 2004-FF3, Class A2C, 4.85875%, 5/25/2034                  4,022,500
      6,000,000         First Franklin Mortgage Loan Asset Backed
                        Certificates 2005-FF1, Class A2B, 4.59875%, 1/4/2010                   6,003,750
      2,137,337         First Franklin Mortgage Loan Asset Backed
                        Certificates 2005-FF4, Class N1, 5.071%, 3/25/2036                     2,135,328
      1,441,082    (1)  First Franklin NIM Trust 2004-FF7, Class A, 5.00%,
                        9/27/2034                                                              1,435,242
       726,193    (1,2) Long Beach Asset Holdings Corp. 2004-1, Class N1,
                        4.57875%, 2/25/2009                                                     726,706
       906,221    (1,2) Long Beach Asset Holdings Corp. 2004-5, Class A,
                        5.00%, 9/25/2034                                                        903,305
      1,934,222   (1,2) Long Beach Asset Holdings Corp. 2005-2, Class N1,
                        4.15%, 4/25/2035                                                       1,900,373
       520,043          Mellon Bank Home Equity Installment Loan 1999-1,
                        Class B, 6.95%, 3/25/2015                                               516,361
       109,415     (1)  NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029                       24,054
      3,491,938         Novastar Home Equity Loan 2004-4 A1B, Class A1B,
                        4.77875%, 11/17/2034                                                   3,502,484
      1,313,490         Option One Mortgage Loan Trust 2005-1, Class A1B,
                        4.70875%, 2/25/2035                                                    1,317,431
      4,973,854   (1,2) Quest Trust 2004 - X1, Class A, 4.70875%, 3/25/2034                    4,973,854
      1,705,177         Residential Asset Securitization Trust 2003-KS6,
                        Class A2, 4.67875%, 8/25/2033                                          1,706,509
      3,169,449         Saxon Asset Securities Trust 2005-1, Class A1,
                        4.60875%, 5/25/2035                                                    3,176,263
                             TOTAL                                                             46,749,195
                           Manufactured Housing--1.3%
      1,554,517         Green Tree Financial Corp. 1996-3, Class A5, 7.35%,
                        5/15/2027                                                              1,601,805
      5,836,263         Green Tree Financial Corp. 1996-5, Class A6, 7.75%,
                        7/15/2027                                                              6,145,409
       147,572          Indymac Manufactured Housing Contract 1997-1, Class
                        A3, 6.61%, 2/25/2028                                                    142,832
       500,000          Vanderbilt Mortgage Finance 1999-A, Class 2B2,
                        6.93125%, 6/7/2016                                                      521,251
                             TOTAL                                                             8,411,297
                        Other--0.5%
      3,000,000         Mellon Bank Premium Finance Loan Master Trust
                        2004-1, Class C, 5.26125%, 6/15/2009                                   3,003,660
                            Rate Reduction Bond--1.2%
      6,586,833         Atlantic City Electric Transition Funding 2002-1,
                        Class A1, 2.89%, 7/20/2010                                             6,436,126
      1,337,911         California Infrastructure & Economic Development
                        Bank Special Purpose Trust SDG&E-1 1997-1, Class A6,
                        6.31%, 9/25/2008                                                       1,348,761
                             TOTAL                                                             7,784,887
                             TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                        $276,165,366)                                                         274,740,697

                             CORPORATE BONDS--37.2%
                        Basic Industries - Chemicals--0.6%
      4,300,000         Praxair, Inc., 2.75%, 6/15/2008                                        4,088,612
                        Capital Goods - Aerospace & Defense--1.0%
      2,250,000         Boeing Capital Corp., 5.65%, 5/15/2006                                 2,257,785
      4,500,000         General Dynamics Corp., 2.125%, 5/15/2006                              4,462,155
                             TOTAL                                                             6,719,940
                        Capital Goods - Diversified Manufacturing--0.4%
      3,000,000   (1,2) Tyco International Group SA , Note, 4.436%, 6/15/2007                  2,977,170
                        Capital Goods - Environmental--0.8%
      5,000,000         Waste Management, Inc., Note, 7.00%, 10/15/2006                        5,079,150
                        Communications - Media & Cable--1.5%
      3,750,000         Comcast Corp., 6.375%, 1/30/2006                                       3,754,875
      6,000,000         Cox Communications, Inc., Note, 5.03875%, 12/14/2007                   6,049,098
                             TOTAL                                                             9,803,973
                        Communications - Media Noncable--1.3%
      4,750,000         Reed Elsevier, Inc., Floating Rate Note, 4.82125%,
                        6/15/2010                                                              4,754,228
      4,000,000         Univision Communications, Inc., Unsecd. Note,
                        2.875%, 10/15/2006                                                     3,936,216
                             TOTAL                                                             8,690,444
                        Communications - Telecom Wireless--1.5%
      2,600,000         Sprint Capital Corp., Company Guarantee, 6.00%,
                        1/15/2007                                                              2,629,484
      7,000,000         Verizon Wireless, Inc., Unsecd. Note, 5.375%,
                        12/15/2006                                                             7,029,750
                             TOTAL                                                             9,659,234
                        Communications - Telecom Wirelines--1.3%
      2,000,000         BellSouth Corp., 4.465%, 11/15/2007                                    2,001,380
      4,250,000         SBC Communications, Inc., Note, 5.75%, 5/2/2006                        4,263,558
      2,290,000         Telecom Italia Capital, Note, 4.73%, 2/1/2011                          2,305,664
                             TOTAL                                                             8,570,602
                        Consumer Cyclical - Automotive--1.4%
      5,600,000   (1,2) American Honda Finance Corp., 3.85%, 11/6/2008                         5,442,584
      4,070,000         DaimlerChrysler North America Holding Corp.,
                        Floating Rate Note, 4.70%, 3/7/2007                                    4,067,599
                              TOTAL                                                            9,510,183
                        Consumer Cyclical - Entertainment--1.1%
      7,000,000         AOL Time Warner, Inc., Note, 6.125%, 4/15/2006                         7,023,660
                        Consumer Cyclical - Retailers--1.2%
      6,100,000         CVS Corp., 5.625%, 3/15/2006                                           6,112,322
      2,100,000         Target Corp., 3.375%, 3/1/2008                                         2,041,620
                             TOTAL                                                             8,153,942
                        Consumer Non-Cyclical Food/Beverage--1.7%
      4,000,000         Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006                     3,933,480
      7,500,000         General Mills, Inc., 3.875%, 11/30/2007                                7,349,025
                             TOTAL                                                             11,282,505
                        Consumer Non-Cyclical Health Care--0.6%
      4,000,000         UnitedHealth Group, Inc., 3.30%, 1/30/2008                             3,878,480
                        Consumer Non-Cyclical Products--1.4%
      7,500,000         Gillette Co., 2.875%, 3/15/2008                                        7,219,725
      2,500,000         Procter & Gamble Co., 3.50%, 12/15/2008                                2,414,150
                             TOTAL                                                             9,633,875
                        Consumer Non-Cyclical Supermarkets--0.3%
      2,000,000         Safeway Inc., 6.15%, 3/1/2006                                          2,000,846
                           Energy - Independent--0.5%
      3,576,000   (1,2) Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                    3,456,848
                            Energy - Integrated--1.4%
      2,500,000         BP Capital Markets PLC, 2.75%, 12/29/2006                              2,451,225
      7,000,000         Conoco, Inc., 5.45%, 10/15/2006                                        7,038,710
                             TOTAL                                                             9,489,935
                             Energy - Refining--0.8%
      5,000,000         Valero Energy Corp., 7.375%, 3/15/2006                                 5,017,645
                        Financial Institution - Banking--4.6%
      7,500,000         Household Finance Corp., Note, 6.50%, 1/24/2006                        7,507,950
      7,600,000         PNC Funding Corp., 5.75%, 8/1/2006                                     7,641,724
      7,600,000         U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                               7,635,416
      7,500,000         Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                         7,504,200
                             TOTAL                                                             30,289,290
                        Financial Institution - Brokerage--2.8%
      5,550,000   (1,2) Goldman Sachs Group LP, 6.75%, 2/15/2006                               5,564,208
      5,000,000         Lehman Brothers Holdings, Inc., Note, 8.25%,
                        6/15/2007                                                              5,237,850
      7,600,000         Morgan Stanley, Unsub., 6.10%, 4/15/2006                               7,633,668
                             TOTAL                                                             18,435,726
                        Financial Institution - Finance Noncaptive--3.0%
      7,100,000         American Express Co., 3.75%, 11/20/2007                                6,963,751
      8,050,000         General Electric Capital Corp., 5.35%, 3/30/2006                       8,065,376
      5,000,000         SLM Corp., Floating Rate Note, 4.999%, 12/15/2014                      4,945,350
                              TOTAL                                                            19,974,477
                        Financial Institution - REITs--1.7%
      3,100,000         Archstone-Smith Trust, 3.00%, 6/15/2008                                2,957,028
      4,000,000         Duke Realty Corp., Floating Rate Note, 4.76125%,
                        12/22/2006                                                             4,001,120
      4,655,000         EOP Operating LP, 8.375%, 3/15/2006                                    4,687,539
                              TOTAL                                                            11,645,687
                         Foreign-Local-Government--1.4%
      4,500,000         Ontario, Province of, 2.35%, 6/30/2006                                 4,457,520
      4,600,000         Quebec, Province of, 5.50%, 4/11/2006                                  4,613,432
                              TOTAL                                                            9,070,952
                        Technology--0.2%
      1,000,000         Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                        1,036,860
                        Transportation - Airlines--1.0%
      6,750,000         Southwest Airlines Co., Pass Thru Cert., 6.126%,
                        11/1/2006                                                              6,801,975
                        Transportation - Railroads--0.4%
      2,500,000         Burlington Northern, Inc., Mtg. Bond, 9.25%,
                        10/1/2006                                                              2,578,350
                         Transportation - Services--0.6%
      4,000,000         FedEx Corp., Note, 2.65%, 4/1/2007                                     3,898,520
                            Utility - Electric--2.7%
      3,000,000         Dominion Resources, Inc., 5.125%, 12/15/2009                           2,993,280
      7,500,000         FPL Group, Inc., 3.25%, 4/11/2006                                      7,472,625
      7,500,000         PSEG Power LLC, 6.875%, 4/15/2006                                      7,540,875
                              TOTAL                                                            18,006,780
                              TOTAL CORPORATE BONDS (IDENTIFIED COST
                        $250,546,665)                                                         246,775,661

                        MORTGAGE-BACKED SECURITIES--0.9%
                        Federal National Mortgage Association--0.9%
      2,137,868         Federal National Mortgage Association, Pool 456622,
                        5.50%, 1/1/2014                                                        2,156,229
      1,153,730         Federal National Mortgage Association, Pool 704530,
                        6.50%, 5/1/2033                                                        1,184,223
      2,571,603         Federal National Mortgage Association, Pool 728568,
                        6.50%, 10/1/2033                                                       2,639,572
                              TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED
                        COST $6,077,102)                                                       5,980,024

                        COLLATERALIZED MORTGAGE OBLIGATIONS--8.9%
                        Federal Home Loan Mortgage Corporation--0.2%
      1,951,020         Federal Home Loan Mortgage Corp. REMIC 2141 NI,
                        6.00%, 11/15/2027                                                       109,692
      1,234,575    (3)  Federal Home Loan Mortgage Corp. REMIC 2571 FB,
                        4.82%,  2/15/2018                                                      1,241,577
                             TOTAL                                                             1,351,269
                            Non-Agency Mortgage--8.7%
       439,089          Bank of America Mortgage Securities 2003-A, Class
                        1A1, 3.234%, 2/25/2033                                                  438,912
       880,785     (1)  C-BASS ABS LLC Series 1999-3, Class B1, 6.885%,
                        2/3/2029                                                                799,039
      1,000,000         Countrywide Alternative Loan Trust 2005-51, Class
                        3AB3, 4.92%, 4/1/2014                                                   999,987
      2,370,183         Countrywide Home Loans 2003-15, Class 1A1, 4.87875%,
                        6/25/2018                                                              2,376,368
      1,162,931         Countrywide Home Loans 2003-J1, Class 1A7, 5.75%,
                        3/25/2033                                                              1,161,736
      3,546,073         Crusade Global Trust 2005-1, Class A1, 2.9278%,
                        6/17/2037                                                              3,544,052
      4,000,000   (1,2) Harwood Street Funding I LLC 2004-1, Class CTFS,
                        4.99%, 9/20/2009                                                       4,135,962
      3,509,801         Impac CMB Trust 2004-7, Class 1A2, 4.83875%,
                        11/25/2034                                                             3,514,682
      5,101,436         Impac CMB Trust 2004-9, Class 1A2, 4.81875%,
                        11/25/2034                                                             5,112,762
      4,685,472         Master Asset Securitization Trust 2003-8, Class 3A2,
                        4.77875%, 9/25/2033                                                    4,685,472
      2,000,000         Permanent Financing (No. 8) PLC, Class 1C, 4.81%,
                        6/10/2042                                                              1,999,746
        2,186      (1)  Resecuritization Mortgage Trust 1998-A, Class B3,
                        8.45001%, 10/26/2023                                                     1,727
      5,000,000         Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033                   4,869,757
      5,637,950         Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018                  5,531,647
      6,564,050         Wells Fargo Mortgage Backed Securities Trust 2003-6,
                        Class 1A1, 5.00%, 6/25/2018                                            6,459,461
      4,818,242         Wells Fargo Mortgage Backed Securities Trust 2004-I,
                        Class 1A1, 3.399%, 7/25/2034                                           4,833,347
      7,412,229         Wells Fargo Mortgage Backed Securities Trust 2004-K,
                        Class 2A5, 4.7459%, 7/25/2034                                          7,351,426
                             TOTAL                                                             57,816,083
                             TOTAL COLLATERALIZED MORTGAGE
                        OBLIGATIONS
                        -----------------------------------------------------
                            (IDENTIFIED COST $61,250,871)                                      59,167,352

                        U.S. TREASURY--1.2%
      7,705,875         U.S. Treasury Inflation Protected Note, (Series
                           A-2008), 3.625%, 1/15/2008
                        (IDENTIFIED COST $8,073,193)                                           7,914,290

                              MUTUAL FUNDS--4.7%(4)
      2,869,465         Federated Mortgage Core Portfolio                                      28,436,395
       387,343          High Yield Bond Portfolio                                              2,599,074
                             TOTAL MUTUAL FUNDS (IDENTIFIED COST $31,593,223)                  31,035,469

                        REPURCHASE AGREEMENT--0.3%
      1,993,000         Interest in $2,200,000,000 joint repurchase
                        agreement 4.33%, dated 12/30/2005 under which UBS
                        Securities LLC will repurchase U.S. Government Agency
                        securities with various maturities to 11/25/2035 for
                        $2,201,058,444 on 1/3/2006. The market value of the
                        underlying securities at the end
                        of the period was $2,266,002,803 (AT AMORTIZED COST)                   1,993,000
                               TOTAL INVESTMENTS -
                        99.8%
                        =====================================================
                             (IDENTIFIED COST $670,409,506)(5)                                662,008,431
                             OTHER ASSETS AND LIABILITIES - NET - 0.2%                         1,567,579
                             TOTAL NET ASSETS - 100%                                   $      663,576,010

================================================================================

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, these securities amounted to $37,627,241 which represents 5.7% of total net assets.
     2 Denotes a restricted security, including securities purchased under Rule
       144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At December 31, 2005, these securities amounted to $34,735,410 which represents 5.2% of total net assets.
     3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
     4 Affiliated companies.
     5 At December 31, 2005, the cost of investments for federal tax purposes was $670,409,506. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $8,401,075. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,093,477 and net unrealized depreciation from investments for those securities having and excess of cost over value of $9,494,552.

       At December 31, 2005, the Fund had the following outstanding futures contracts:
                              Number of                          Unrealized
       Contracts              Contracts  Notional   Expiration   Depreciation
                                         Value      Date
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       U.S. Treasury Notes    50         $5,470,313 March 2006   $(31,250)
       10-Year Futures
       -------------------------------------------------------------------------
       U.S. Treasury Notes    300        31,903,125 March 2006   (89,063)
       5-Year Futures
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       U.S. Treasury Notes    450        92,334,375 March 2006   (7,033)
       2-Year Futures
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
              NET UNREALIZED DEPRECIATION OF                     $(127,346)
       FUTURES CONTRACTS
       -------------------------------------------------------------------------


Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.

Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Restricted Securities
       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2005 is as follows:

       Security                                      Acquisition  Acquisition
                                                     Date         Cost
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Bayview Financial Acquisition Trust 1998-1,   3/12/1999    $246,319
       Class M-II-1, 5.12875%, 5/25/2029
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Bayview Financial Acquisition Trust 1998-1,   12/8/1998    374,939
       Class MI1, 7.52%, 5/25/2029
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       C-BASS ABS LLC Series 1999-3, Class B1,       7/9/1999     710,515
       6.885%, 2/3/2029
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       First Franklin NIM Trust 2004-FF7, Class A,   9/9/2004 -   1,443,215
       5.00%, 9/27/2034                              5/3/2005
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Harwood Street Funding I LLC 2004-1, Class    9/14/2004    4,000,000
       CTFS, 4.99%, 9/20/2009
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       NC Finance Trust 1999-1, Class B, 8.75%,      2/23/1999    108,887
       1/25/2029
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Quest Trust 2004 - X1, Class A, 4.70875%,     3/15/2004    4,973,854
       3/25/2034
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Resecuritization Mortgage Trust 1998-A,       2/12/1999    1,869
       Class B3, 8.45001%, 10/26/2023
       ------------------------------------------------------------------------


The following acronyms are used throughout this portfolio:

ARM         --Adjustable Rate Mortgages
FNMA        --Federal National Mortgage Association
NIM         --Net Interest Margin
OPT         --Option
REITs       --Real Estate Investment Trusts
REMIC       --Real Estate Mortgage Investment Conduit







Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        February 22, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        February 23, 2006